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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company (U.S.A.)

Address: 601 Congress Street

         Boston, MA 02210

13F File Number: 028-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Maureen M. Milet

Title:   Vice President & Chief Compliance Officer- Investments

Phone:   617-572-0203


Signature, Place, and Date of Signing:

Maureen M. Milet                  Boston, MA                July 25, 2012
_______________________    ________________________    _______________________
Signature                           Place                       Date

Report Type (Check only One):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of other managers reporting for this manager:

    Form 13F File Number       Name

    028-11519                  Manulife Financial Corporation
    028-04428                  The Manufacturers Life Insurance Company

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